Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000177522_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000177522_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000177522_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%
C000014789_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000014789_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000014789_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000014790_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000014790_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000014790_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000014788_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000014788_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000014788_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000177523_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000177523_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000177523_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000014824_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000014824_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000014824_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000014825_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000014825_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000014825_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000014823_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000014823_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000014823_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000014821_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000014821_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000014821_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000014819_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000014819_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000014819_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.72%
C000014820_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000014820_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000014820_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.72%
C000014818_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000014818_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000014818_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.72%
C000014816_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000014816_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000014816_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.72%
C000130140_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000130140_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000130140_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000014804_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000014804_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000014804_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000014805_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000014805_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000014805_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000014803_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000014803_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000014803_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000014801_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000014801_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000014801_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000205050_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%
C000205050_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.78%
C000205050_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%
C000014799_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%
C000014799_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.78%
C000014799_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.14%
C000014800_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%
C000014800_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.78%
C000014800_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.14%
C000014798_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%
C000014798_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.78%
C000014798_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.14%
C000014796_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%
C000014796_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.78%
C000014796_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.14%
C000130139_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000130139_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000130139_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000014779_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000014779_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000014779_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000014780_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000014780_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000014780_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000014778_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000014778_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000014778_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000014776_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000014776_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000014776_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000014786_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000014786_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000014786_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000177522_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%
C000177522_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.29%
C000177522_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.42%
C000014789_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.25%
C000014789_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.82%
C000014789_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.79%
C000014789_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.36%
C000014789_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.60%
C000014789_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.17%
C000014790_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.95%
C000014790_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.15%
C000014790_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000014788_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.72%
C000014788_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.98%
C000014788_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.71%
C000014788_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.72%
C000014788_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.98%
C000014788_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.71%
C000177523_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.23%
C000177523_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.23%
C000177523_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%
C000014824_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.43%
C000014824_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.77%
C000014824_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.64%
C000014824_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.50%
C000014824_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.54%
C000014824_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.03%
C000014825_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.10%
C000014825_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.10%
C000014825_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.59%
C000014823_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%
C000014823_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.00%
C000014823_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.65%
C000014823_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.92%
C000014823_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.00%
C000014823_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.65%
C000014821_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%
C000014821_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.53%
C000014821_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.66%
C000014821_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.81%
C000014821_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.82%
C000014821_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.31%
C000014819_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.67%
C000014819_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.33%
C000014819_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.68%
C000014819_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.90%
C000014819_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.14%
C000014819_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.08%
C000014820_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%
C000014820_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.78%
C000014820_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.70%
C000014818_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.26%
C000014818_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.56%
C000014818_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.69%
C000014818_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.26%
C000014818_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.56%
C000014818_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.69%
C000014816_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.19%
C000014816_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.08%
C000014816_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.70%
C000014816_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.16%
C000014816_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.43%
C000014816_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.36%
C000130140_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.54%
C000130140_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.00%
C000130140_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.13%
C000014804_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.14%
C000014804_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.49%
C000014804_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.95%
C000014804_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.71%
C000014804_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.26%
C000014804_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.34%
C000014805_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.39%
C000014805_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.86%
C000014805_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.98%
C000014803_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.09%
C000014803_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.72%
C000014803_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.96%
C000014803_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.09%
C000014803_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.72%
C000014803_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.96%
C000014801_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.52%
C000014801_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.27%
C000014801_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.99%
C000014801_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.06%
C000014801_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.55%
C000014801_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.64%
C000205050_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.80%
C000205050_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.13%
C000205050_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%
C000014799_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.20%
C000014799_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.66%
C000014799_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.43%
C000014799_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.92%
C000014799_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.42%
C000014799_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.83%
C000014800_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.63%
C000014800_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.99%
C000014800_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.46%
C000014798_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.27%
C000014798_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.91%
C000014798_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.47%
C000014798_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.27%
C000014798_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.91%
C000014798_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.47%
C000014796_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.48%
C000014796_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.44%
C000014796_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.48%
C000014796_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.25%
C000014796_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.69%
C000014796_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.14%
C000130139_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.46%
C000130139_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.42%
C000130139_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.13%
C000014779_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.47%
C000014779_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.93%
C000014779_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.02%
C000014779_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.70%
C000014779_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.70%
C000014779_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.40%
C000014780_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%
C000014780_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%
C000014780_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.96%
C000014778_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.11%
C000014778_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.14%
C000014778_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.01%
C000014778_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.11%
C000014778_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.14%
C000014778_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.01%
C000014776_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.05%
C000014776_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.71%
C000014776_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.05%
C000014776_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.01%
C000014776_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.99%
C000014776_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.68%
C000014786_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%
C000014786_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.53%
C000014786_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.76%
C000014786_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%
C000014786_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.83%
C000014786_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.40%